Note 06 - Inventories, Additional Information (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Inventories, Additional Information
Recognized loss due to the decline in market prices of oil products, classified as other operating expense	$ 42	$ 68